CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Thousands	Total	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Comprehensive Income (Loss) [Member]	Retained Earnings (Deficit) [Member]
Beginning Balance at Dec. 31, 2015	$ 50,875	$ 368,898	$ 9,465	$ (145)	$ (327,343)
Beginning Balance (shares) at Dec. 31, 2015	102,776,470
Statement [Line Items]
Public equity offerings, net of issuance costs	$ 52,958	52,958
Public equity offerings, net of issuance costs (shares)	17,463,472
Exercise of options	$ 10,548	15,965	(5,417)
Exercise of options (shares)	3,495,000
Issued on acquistion of mineral properties, net	$ 11,773	11,773
Issued on acquistion of mineral properties, net (shares)	3,345,322
Share based compensation	$ 3,006		3,006
Unrealized gain (loss) on available for sale assets	(80)			(80)
Realized (gain) loss on available for sale assets	269			269
Available-for-sale financial assets reclassified to net loss	0
Expiry and forfeiture of options	0		(365)		365
Earnings (loss) for the year	3,910				3,910
Ending Balance at Dec. 31, 2016	$ 133,259	449,594	6,689	44	(323,068)
Ending Balance (shares) at Dec. 31, 2016	127,080,264
Statement [Line Items]
Exercise of options	$ 142	207	(65)
Exercise of options (shares)	60,000
Issued for performance share units	$ 0	439	(439)
Issued for performance share units (shares)	193,825
Issued on acquistion of mineral properties, net	$ 500	500
Issued on acquistion of mineral properties, net (shares)	154,321
Share based compensation	$ 2,849		2,849
Unrealized gain (loss) on available for sale assets	155			155
Realized (gain) loss on available for sale assets	(72)			(72)
Available-for-sale financial assets reclassified to net loss	0
Expiry and forfeiture of options	0		(287)		287
Earnings (loss) for the year	9,684				9,684
Ending Balance at Dec. 31, 2017	$ 146,517	$ 450,740	$ 8,747	$ 127	$ (313,097)
Ending Balance (shares) at Dec. 31, 2017	127,488,410